CONVERIBLE LOAN AGREEMENTS	6 Months Ended	12 Months Ended
	May 31, 2014	Nov. 30, 2013
CONVERIBLE LOAN AGREEMENTS [Text Block]

NOTE 5 – CONVERIBLE LOAN AGREEMENTS:

In March 2013, the Company entered into a loan and warrant subscription agreement with Mediapark A.G., a Marshall Islands Company (“ Mediapark ”). The Company received a loan (the “ Loan ”) in the total amount of $250,000 and issued to Mediapark 100,000 warrants. Each warrant can be exercised into one share of common stock at a purchase price of $0.50 per share and is exercisable until March 22, 2015. See also Note 6. The warrants issued are detachable from the loan and classified as a liability due to down-round protection (to ratchet and anti-dilution provisions), therefore the Company allocated the proceeds from Mediapark, first to the warrants based upon their fair value and the residual amount was allocated to the Loan. As of the issuance day of the warrants, the fair value of the warrants was $65,192 based on Monte Carlo pricing-model. See also Note 6.

The loan bears interest at an annual rate of 8%, which is calculated quarterly. The original maturity day of the Loan was June 30, 2013. The Company had the right to extend the maturity date for an additional period of up to 90 days provided that it issues an additional 100,000 warrants (the “ Additional Warrants ”).

If the Company has not paid the Loan in full at the maturity date or, if extended, at the extended maturity date, Mediapark has the right of conversion in respect of the total outstanding amount of the Loan including accrued interest as of the conversion date into shares of common stock, at a price per share equal to the lower of: (i) $0.75, and (ii) the value of the weighted average price of the share during the five trading days prior to the date of conversion.

On June 30, 2013 the Company exercised its discretion to extend the maturity date of the Loan to September 30, 2013, In return for extending the maturity date, the Company issued to Mediapark additional warrants at an exercise price of $0.50 per share. The fair value of the warrants was $48,800 based on Monte Carlo pricing-model. See also Note 6.

On September 30, 2013, the Company extended again the maturity date of Loan to December 31, 2013. In return for extending the maturity date, the Company issued to Mediapark 100,000 warrants, which can be exercised into shares at an exercise price of $0.50 per share until September 30, 2015. The fair value of the warrants was $46,000 based on Monte Carlo pricing-model. See also Note 6.

On December 6, 2013, the Company entered into an amendment of the convertible loan agreement with Mediapark, pursuant to which Mediapark purchased an 8% unsecured convertible debenture (the “Convertible Loan”) in the aggregate principal amount of $100,000. Interest is calculated semi-annually and is payable, along with the principal on, or before December 6, 2014 .According to the agreement, in the event the Company completes an equity financing prior to the maturity date for gross proceeds of $350,000 or more comprising shares of common stock and/or warrants to purchase additional shares of common stock, Mediapark will convert the Company’s indebtedness into shares of common stock and/or warrants on the same terms as the new equity financing.

As a result of the issuance of 1,128,849 units described in Note 4b(5), the Loan and the Convertible Loan described in a. and b. above in the aggregate amount of $370,772 (including principal and interest) outstanding as of March 3, 2014 due to Mediapark were converted on that date to 713,023 shares of common stock of the Company at a conversion rate of $0.52 per share and to 713,023 warrants to acquire additional shares of the Company’s common stock at an exercise price of $0.52 per share for a period of three years. The fair value of these warrants as of the date of issuance was $259,731 using the Black-Scholes valuation model based on the following assumptions: dividend yield of 0% for all years; expected volatility of 117%; risk free interest of 0.66%, and an expected life of three years.

NOTE 4 –LOAN

1.

In March 2013, the Company entered into a loan and warrant subscription agreement with Mediapark A.G., a Marshall Islands Company (" Mediapark "). The Company received a loan (the “ Loan ”) in the total amount of $250,000 and issued to the investor 100,000 warrants ("the March Warrant "). Each Common Stock warrant can be exercised into one share at a purchase price of $0.50 per warrant and is exercisable until March 22, 2015. See also Note 8.

The warrants issued are detachable from the loan and classified as a liability due to down-round protection (through ratchet and anti-dilution provisions), therefore the Company allocated the proceeds from Mediapark, first to the warrants based upon the fair value of the warrants, and the residual amount of proceeds was allocated to the Loan. As of the issuance day, the fair value of the warrants was $65,192 based on Monte Carlo pricing-model. See also Note 8.

The loan bears interest at an annual rate of 8%, which is calculated quarterly. The Loan matured on June 30, 2013. The Company has the right to extend the maturity date for an additional period of up to 90 days provided it issues an additional 100,000 warrants ("the Additional Warrants ").

If the Company has not paid the Loan in full at the maturity date or, if extended, the extended maturity date, Mediapark has the right of conversion in respect of the total outstanding amount of the Loan including accrued interest as of the conversion date into common shares, at a price per common share equal to the lower of: (1) $0.75 and (2) the value of weighted average price for the five trading days prior to the date of conversion.

2.

On June 30, 2013 the Company exercised its discretion to extend the maturity date of the loan to September 30, 2013, In return for extending the maturity date, the Company issued to Mediapark additional Warrants at an exercise price of $0.50 per warrant. The fair value of the warrants was $48,800 based on Monte Carlo pricing-model. See also Note 8.

3.

On September 30, 2013, the Company extended the maturity date of a loan from Mediapark to December 31, 2013. In return for extending the maturity date, the Company issued to Mediapark 100,000 warrants, which can be exercised into shares at an exercise price of $0.50 per share until September 30, 2015. The fair value of the warrants was $46,000 based on Monte Carlo pricing-model. See also Notes 8 and 14.2.